Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik000889188s_SupplementTextBlock

FORWARD FUNDS

Supplement dated November 14, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus (the "No-Load Prospectus") and

Forward Funds Class A, Class B, Class C and Class M Prospectus (the "Load Prospectus")

each dated May 1, 2011, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN PRINCIPAL INVESTMENT STRATEGY, PRINCIPAL RISKS, AND PORTFOLIO MANAGER

The following information applies to the Forward International Small Companies Fund (the "Fund") only:

Change to Principal Investment Strategy

Effective immediately, the following paragraph is added following the last paragraph under the heading "Principal Investment Strategies" in the Fund's "Fund Summary" section in the No-Load Prospectus and Load Prospectus:

In order to reduce transaction costs, Forward Management, LLC ("Forward Management" or the "Advisor") will purchase ETFs and derivatives, including futures, swap agreements and structured notes, to "equitize" cash flows into the portfolio. The Advisor may purchase high grade short term fixed income securities to serve as collateral for derivative investments entered into by the Fund.

Addition of Principal Risks

Effective immediately, the following principal risks shall be added to the section titled "Principal Risks" on pages 64-65 of the No-Load Prospectus and page 65 of the Load Prospectus:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund's ability to achieve its investment objective.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund's performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund's sub-advisor.

Exchange-Traded Funds ("ETFs"): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying the Fund's expenses. References to the "Fund" in these risks include the Fund or underlying ETF, as applicable.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds' fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service ("IRS"). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

No Load | Forward International Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000889188s_SupplementTextBlock

FORWARD FUNDS

Supplement dated November 14, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus (the "No-Load Prospectus") and

Forward Funds Class A, Class B, Class C and Class M Prospectus (the "Load Prospectus")

each dated May 1, 2011, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN PRINCIPAL INVESTMENT STRATEGY, PRINCIPAL RISKS, AND PORTFOLIO MANAGER

The following information applies to the Forward International Small Companies Fund (the "Fund") only:

Change to Principal Investment Strategy

Effective immediately, the following paragraph is added following the last paragraph under the heading "Principal Investment Strategies" in the Fund's "Fund Summary" section in the No-Load Prospectus and Load Prospectus:

In order to reduce transaction costs, Forward Management, LLC ("Forward Management" or the "Advisor") will purchase ETFs and derivatives, including futures, swap agreements and structured notes, to "equitize" cash flows into the portfolio. The Advisor may purchase high grade short term fixed income securities to serve as collateral for derivative investments entered into by the Fund.

Addition of Principal Risks

Effective immediately, the following principal risks shall be added to the section titled "Principal Risks" on pages 64-65 of the No-Load Prospectus and page 65 of the Load Prospectus:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund's ability to achieve its investment objective.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund's performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund's sub-advisor.

Exchange-Traded Funds ("ETFs"): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying the Fund's expenses. References to the "Fund" in these risks include the Fund or underlying ETF, as applicable.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds' fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service ("IRS"). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE